90013-P1 10/23

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED MAY 1, 2023, OF

WESTERN ASSET MORTGAGE TOTAL RETURN FUND (THE “FUND”)

I.	The following changes are made to the Fund’s Summary Prospectus and Prospectus:

a)	The table in the section titled “Management – Investment professionals” in the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Investment professional	Title	Investment professional of the fund since
S. Kenneth Leech	Co-Chief Investment Officer	2014*
Ion G. Dan	Portfolio Manager	2021
Greg E. Handler	Portfolio Manager	2019

*	In addition, Mr. Leech had previously served as a member of the portfolio management team of the fund.

b)	The table in the section titled “More on fund management – Investment professionals” is deleted in its entirety and replaced with the following:

Investment professional	Title and recent biography	Investment professional of the fund since
S. Kenneth Leech	Co-Chief Investment Officer and has been employed by Western Asset as an investment professional for at least the past five years.	2014*
Ion G. Dan	Portfolio Manager and has been employed by Western Asset as an investment professional since 2019.	2021
Greg E. Handler	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	2019

*	In addition, Mr. Leech had previously served as a member of the portfolio management team of the fund.

II.	The following changes are made to the Fund’s SAI:

a)	The table related to the Fund in the section titled “Investment Professionals – Other Accounts Managed by the Investment Professionals” is deleted in its entirety and replaced with the following:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (Billions) ($)
Ion G. Dan	Registered Investment Companies	1	1.38	None	None
	Other Pooled Investment Vehicles	2	2.29	None	None
	Other Accounts	4	3.36	2	0.90

Greg E. Handler	Registered Investment Companies	4	2.78	None	None
	Other Pooled Investment Vehicles	16	3.91	4	0.23
	Other Accounts	7	2.59	2	0.90

S. Kenneth Leech	Registered Investment Companies	94	146.46	None	None
	Other Pooled Investment Vehicles	316	70.47	26	2.74
	Other Accounts	638	177.25	26	15.16

b)	The table related to the Fund in the section titled “Investment Professionals – Investment Professional Securities Ownership” is deleted in its entirety and replaced with the following:

Investment Professional	Dollar Range of Ownership of Securities ($)
Ion G. Dan	None
Greg E. Handler	None
S. Kenneth Leech	None

Please retain this supplement for future reference.

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